Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets Stated at Cost Less Accumulated Amortization

Intangible assets, stated at cost less accumulated amortization and impairment, consisted of the following:

	As of June 30, 2025	As of December 31, 2024

Copyrights of course videos	$4,740,947	$4,652,811
Intellectual property rights	4,411,843	4,329,823
Intangible assets, cost	9,152,790	8,982,634
Less:
Accumulated amortization	(3,411,270)	(3,342,924)
Impairment	(5,673,270)	(5,567,801)
Intangible assets, net	$68,250	$71,909

Schedule of Future Amortization of Intangible Asset	The following is a schedule of future amortization of intangible asset as of June 30, 2025:
Year ending December 31,	Amount
2025	$1,548
2026	3,095
2027	3,095
2028	3,095
2029	3,095
2030 and thereafter	54,322
Total	$68,250